iShares®

iShares Trust

iShares, Inc.

Supplement dated April 13, 2009

to the Prospectuses for all series of iShares Trust

and iShares, Inc. (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each iShares fund (each, a “Fund”). On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of the Adviser, entered into an agreement to sell its interest in the Adviser and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with the Adviser. In order for the management of each Fund to continue uninterrupted, each Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement with the Adviser. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-ALL1-0409

iShares®

iShares Trust

iShares, Inc.

Supplement dated April , 2009

to the Statements of Additional Information (the “SAIs”) for all series of

iShares Trust and iShares, Inc. (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each iShares fund (each, a “Fund”). On April 9, 2009, Barclays Global Investors UK Holdings Limited (“Barclays”), the parent company of the Adviser, entered into an agreement to sell its interest in the Adviser and certain affiliated companies to Blue Sparkle, L.P., a Cayman Islands limited partnership (the “Transaction”). Blue Sparkle, L.P. is an investment vehicle for private equity funds affiliated with CVC Capital Partners Group SICAV-FIS S.A., a private equity and investment advisory firm. The Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the Investment Company Act of 1940, as amended, completion of the Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with the Adviser. In order for the management of each Fund to continue uninterrupted, each Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement with the Adviser. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-S1-0409

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE